Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss before income tax	$ (45,190)	$ (15,463)	$ (9,687)
Adjusted for:
Depreciation and amortization of non-current assets	331	213	99
Foreign currency exchange loss, net	562	448
Depreciation and amortization of right-of-use assets	227	251	160
Share-based compensation expense	4,297	557	192
Income tax expense	(157)	(43)
Amortization of premium on investments	446
Changes in working capital:
Receivables and other	777	(1,072)	37
VAT receivable	(35)	(186)	44
Other assets	(2,859)	(795)	82
Trade accounts payable and other	1,618	323	(190)
Deferred offering costs	1,623	(323)
Deferred revenue	(4,649)	6,176
License liabilities	13,713
Other liabilities	649	607	648
Net cash used in operating activities	(28,647)	(9,307)	(8,615)
Cash flows from investing activities
Purchase of property and equipment	(764)	(502)	(762)
Purchases of investments	(45,291)		(30)
Maturities of investments	2,510
Net cash used in investing activities	(43,545)	(502)	(792)
Cash flows from financing activities
Proceeds from common shares from initial public offering, net	94,189
Proceeds from Series C financing, net	61,798	22,025
Payment of Series A preferred and common shares repurchased	(5,167)	(4,849)
Proceeds from borrowings	680	2,033	1,272
Payment of principal portion of lease liabilities	(340)	(240)	(96)
Net cash provided by financing activities	151,160	18,969	1,176
Net increase (decrease) in cash and cash equivalents	78,968	9,160	(8,231)
Cash and cash equivalents at the beginning of year	15,818	7,338	16,002
Effects of exchange rate changes on the balance of cash held in foreign currencies	(3,917)	(680)	(433)
Cash and cash equivalents at end of year	90,869	15,818	$ 7,338
Supplemental schedule of noncash operating and financing activities:
Issuance of 235,664 common shares to VUmc in lieu of payment for license liabilities	$ 3,655
Deferred offering costs in accounts payable and accrued expenses		$ 489